COMMITMENTS AND CONTINGENCIES - Amber Road (Details) $ in Millions	12 Months Ended
Feb. 29, 2020 USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Service period	4 years
Deferred compensation expense	$ 10.9
Accrued vested unpaid deferred compensation	0.8
Unvested future payments that are contingent upon the continuous employment of participating employees	2.1
Deferred Cash Compensation
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Accelerated deferred compensation payments	$ 9.5
Amber Road LLC
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Service period	4 years